Operating expenses (Schedule of detailed information about components of professional, other fees and salaries) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	$ 441,981	$ 747,280	$ 1,433,113
Professional fees [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	157,354	165,685	224,139
Consulting fees [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	53,845	316,815	813,735
Salaries and benefits [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	$ 230,782	$ 264,780	$ 395,239